UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                FORM 24F-2
                     Annual Notice of Securities Sold
			   Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.

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1.	Name and address of issuer:

        The Vantagepoint Funds
	777 North Capitol Street, NE, Suite 600
	Washington, DC 20002-4240
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2.	The name of each series or class of securities for which this
	Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

	Vantagepoint Low Duration Bond - Investor Shares
	Vantagepoint Low Duration Bond - T Shares
	Vantagepoint Inflation Focused - Investor Shares
	Vantagepoint Inflation Focused - T Shares
	Vantagepoint High Yield - T Shares
	Vantagepoint Equity Income - Investor Shares
	Vantagepoint Equity Income - T Shares
	Vantagepoint Growth & Income - Investor Shares
	Vantagepoint Growth & Income - T Shares
	Vantagepoint Growth - Investor Shares
	Vantagepoint Growth - T Shares
	Vantagepoint Select Value - Investor Shares
	Vantagepoint Select Value - T Shares
	Vantagepoint Aggressive Opportunities - Investor Shares
	Vantagepoint Aggressive Opportunities - T Shares
	Vantagepoint Discovery - Investor Shares
	Vantagepoint Discovery - T Shares
	Vantagepoint International - Investor Shares
	Vantagepoint International - T Shares
	Vantagepoint Diversifying Strategies - T Shares
	Vantagepoint Core Bond Index - Class I
	Vantagepoint Core Bond Index - Class II
	Vantagepoint Core Bond Index - T Shares
	Vantagepoint 500 Stock Index - Class I
	Vantagepoint 500 Stock Index - Class II
	Vantagepoint 500 Stock Index - T Shares
	Vantagepoint Broad Market Index - Class I
	Vantagepoint Broad Market Index - Class II
	Vantagepoint Broad Market Index - T Shares
	Vantagepoint Mid/Small Company Index - Class I
	Vantagepoint Mid/Small Company Index - Class II
	Vantagepoint Mid/Small Company Index - T Shares
	Vantagepoint Overseas Equity Index - Class I
	Vantagepoint Overseas Equity Index - Class II
	Vantagepoint Overseas Equity Index - T Shares
	Vantagepoint Model Portfolio Conservative Growth - Investor M Shares Vantagepoint Model Portfolio Conservative Growth - TM Shares Vantagepoint Model Portfolio Traditional Growth - Investor M Shares Vantagepoint Model Portfolio Traditional Growth - TM Shares Vantagepoint Model Portfolio Long-Term Growth - Investor M Shares Vantagepoint Model Portfolio Long-Term Growth - TM Shares Vantagepoint Model Portfolio Global Equity Growth - Investor M Shares Vantagepoint Model Portfolio Global Equity Growth - TM Shares Vantagepoint Milestone Retirement Income - Investor M Shares Vantagepoint Milestone Retirement Income - TM Shares
	Vantagepoint Milestone 2010 - Investor M Shares
	Vantagepoint Milestone 2010 - TM Shares
	Vantagepoint Milestone 2015 - Investor M Shares
	Vantagepoint Milestone 2015 - TM Shares
	Vantagepoint Milestone 2020 - Investor M Shares
	Vantagepoint Milestone 2020 - TM Shares
	Vantagepoint Milestone 2025 - Investor M Shares
	Vantagepoint Milestone 2025 - TM Shares
	Vantagepoint Milestone 2030 - Investor M Shares
	Vantagepoint Milestone 2030 - TM Shares
	Vantagepoint Milestone 2035 - Investor M Shares
	Vantagepoint Milestone 2035 - TM Shares
	Vantagepoint Milestone 2040 - Investor M Shares
	Vantagepoint Milestone 2040 - TM Shares
	Vantagepoint Milestone 2045 - Investor M Shares
	Vantagepoint Milestone 2045 - TM Shares
	Vantagepoint Milestone 2050 - Investor M Shares
	Vantagepoint Milestone 2050 - TM Shares


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3.	Investment Company Act File Number:  811-08941

	Securities Act File Number:  333-60789
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4(a). 	Last day of fiscal year for which this form is filed:

	December 31, 2015
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4(b). 	[ ]  Check box if this Form is being filed late (i.e., more
	     than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). 	[ ]  Check box if this is the last time the issuer will be
	     filing this Form.
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

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5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):

						$5,444,598,435
						------------------

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:

						$3,292,852,533
						------------------

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:
						$
						------------------

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:

						$-3,292,852,533
                                        	-------------------

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:

						$2,151,745,902
						-------------------

	(vi)	Redemption credits available for use in future years
		-if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

						$       0
						-------------------

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):

						x0.0001007
						-------------------

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):

						=$216,680.81
						-------------------

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6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
	that number here: 0.
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7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year (see Instruction D):

						+$
						-------------------

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8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:

					 	=$216,680.81
						--------------------

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9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository:

	March 24, 2016


	Method of Delivery:

	[X]	Wire Transfer
	[ ]	Mail or other means

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

				SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Richard P. Whitty
			  --------------------------------------
		 	  Richard P. Whitty, Assistant Treasurer

Date: March 29, 2016

*Please print the name and title of the signing officer below the signature.